Schedule H, Line 4i – Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP 105
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Schedule of Asset Held for Investment
VERIZON SAVINGS AND SECURITY PLAN FOR WEST REGION HOURLY EMPLOYEES
EIN: 23-2259884 Plan # 105
Schedule H, Line 4i – Schedule of Assets (Held at End of Year)
As of December 31, 2025
(in thousands of dollars)

Identity of Issue, Borrower, Lessor, or Similar Party	Description of Investment, Including Maturity Date, Rate of Interest, Collateral, Par, or Maturity Value				Current Value

Notes receivable from participants*	0 - 15 years maturity at	3.25%	-	9.50%	$3,926
* Party-in-interest
Cost information is not required because investments are participant-directed.